Regulatory Assets and Liabilities (Schedule of Regulatory Liabilities) (Detail) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2023	Dec. 31, 2022
Regulatory Liabilities [Line Items]
Regulatory liabilities-current		$ 520	$ 748	[1]
Regulatory liabilities-noncurrent		8,410	8,417	[1]
Total regulatory liabilities		8,930	9,165
Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-current		309	506	[2]
Regulatory liabilities-noncurrent		5,557	5,499	[2]
Total regulatory liabilities		$ 5,866	6,005
SCANA
Regulatory Liabilities [Line Items]
Estimation period of collection to be credited		11 years
Electric service customers over period		20 years
Provision for future cost of removal and AROs
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[3]	$ 111	111
Regulatory liabilities-noncurrent	[3]	1,752	1,731
Provision for future cost of removal and AROs | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[3]	111	111
Regulatory liabilities-noncurrent	[3]	1,148	1,135
Reserve for refunds and rate credits to electric utility customers
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[4]	109	125
Regulatory liabilities-noncurrent	[4]	298	325
Reserve for refunds and rate credits to electric utility customers | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[4]	14	25
Regulatory liabilities-noncurrent	[4]	0	0
Income taxes refundable through future rates
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[5]	99	100
Regulatory liabilities-noncurrent	[5]	3,145	3,169
Income taxes refundable through future rates | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[5]	65	65
Regulatory liabilities-noncurrent	[5]	2,256	2,272
Monetization of guarantee settlement
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[6]	67	67
Regulatory liabilities-noncurrent	[6]	$ 686	702
Electric service customers over period		20 years
Derivatives
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[7]	$ 40	211
Regulatory liabilities-noncurrent	[7]	209	234
Derivatives | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-current	[7]	31	176
Regulatory liabilities-noncurrent	[7]	0	0
Other
Regulatory Liabilities [Line Items]
Regulatory liabilities-current		94	134
Regulatory liabilities-noncurrent		255	191
Other | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-current		88	129
Regulatory liabilities-noncurrent		234	167
Nuclear decommissioning trust
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[8]	1,812	1,685
Nuclear decommissioning trust | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[8]	1,812	1,685
Interest rate hedges
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[9]	107	240
Interest rate hedges | Virginia Electric and Power Company
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[9]	107	240
Overrecovered Other Postretirement Benefit Costs
Regulatory Liabilities [Line Items]
Regulatory liabilities-noncurrent	[10]	$ 146	$ 140

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[2]	Virginia Power’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date.
[3]	Rates charged to customers by Dominion Energy and Virginia Power's regulated businesses include a provision for the cost of future activities to remove assets that are expected to be incurred at the time of retirement.
[4]	Reflects amounts previously collected from retail electric customers of DESC for the NND Project to be credited over an estimated 11-year period effective February 2019, in connection with the SCANA Merger Approval Order. Also reflects amounts to be refunded to jurisdictional retail electric customers in Virginia associated with the settlement of the 2021 Triennial Review. See Note 13 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2022 for additional information.
[5]	Amounts recorded to pass the effect of reduced income taxes from the 2017 Tax Reform Act to customers in future periods, which will primarily reverse at the weighted average tax rate that was used to build the reserves over the remaining book life of the property, net of amounts to be recovered through future rates to pay income taxes that become payable when rate revenue is provided to recover AFUDC equity.
[6]	Reflects amounts to be refunded to DESC electric service customers over a 20-year period ending in 2039 associated with the monetization of a bankruptcy settlement agreement.
[7]	Represents changes in the fair value of derivatives, excluding separately presented interest rate hedges, that following settlement are expected to be recovered from or refunded to customers.
[8]	Primarily reflects a regulatory liability representing amounts collected from Virginia jurisdictional customers and placed in external trusts (including income, losses and changes in fair value thereon, as applicable) for the future decommissioning of Virginia Power's utility nuclear generation stations, in excess of the related AROs.
[9]	Reflects interest rate hedges recoverable from or refundable to customers. Certain of these instruments are settled and any related payments are being amortized into interest expense over the life of the related debt, which has a weighted-average useful life of approximately 25 years and 24 years for Dominion Energy and Virginia Power, respectively, as of March 31, 2023.
[10]	Reflects a regulatory liability for the collection of postretirement benefit costs allowed in rates in excess of expense incurred.